Supplement dated May 6, 2019
to the Statement of Additional Information (SAI), dated May 1, 2019, for the following funds:
Fund
Columbia Funds Series Trust I
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund (To be renamed Columbia Connecticut Intermediate Municipal Bond Fund effective 5/14/2019)
Columbia AMT-Free Intermediate Muni Bond Fund (To be renamed Columbia Intermediate Municipal Bond Fund effective 5/14/2019)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund (To be renamed Columbia Massachusetts Intermediate Municipal Bond Fund effective 5/14/2019)
Columbia AMT-Free New York Intermediate Muni Bond Fund (To be renamed Columbia New York Intermediate Municipal Bond Fund effective 5/14/2019)
Columbia AMT-Free Oregon Intermediate Muni Bond Fund (To be renamed Columbia Oregon Intermediate Municipal Bond Fund effective 5/14/2019)
Effective immediately, the information for the following funds under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending July 31 – Information is as of July 31, 2018, unless otherwise noted
OR Intermediate Municipal Bond Fund	Paul Fuchs	10 RICs 7 other accounts	$3.11 billion $53.34 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(o)	5 RICs 4 PIVs 4 other accounts	$2.24 billion $3.51 billion $158.73 million	None	None
	Deborah Vargo	10 RICs 127 other accounts	$3.11 billion $1.78 million	None	None
For Funds with fiscal year ending October 31 – Information is as of October 31, 2018, unless otherwise noted
CT Intermediate Municipal Bond Fund	Paul Fuchs	10 RICs 7 other accounts	$3.16 billion $52.45 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(o)	5 RICs 4 PIVs 4 other accounts	$2.24 billion $3.51 billion $158.73 million	None	None
	Deborah Vargo	10 RICs 129 other accounts	$3.16 billion $1.77 billion	None	None
Intermediate Municipal Bond Fund	Paul Fuchs	10 RICs 7 other accounts	$1.79 billion $52.45 million	None	$10,001 – $50,000(a) $10,001 – $50,000(b)	Columbia Management	Columbia Management
	Anders Myhran(o)	5 RICs 4 PIVs 4 other accounts	$2.24 billion $3.51 billion $158.73 million	None	None
	Deborah Vargo	10 RICs 129 other accounts	$1.79 billion $1.77 billion	None	None
SUP910_00_023_(05/19)

		Other accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
MA Intermediate Municipal Bond Fund	Paul Fuchs	10 RICs 7 other accounts	$3.05 billion $52.45 million	None	$10,001 – $50,000(a)	Columbia Management	Columbia Management
	Anders Myhran(o)	5 RICs 4 PIVs 4 other accounts	$2.24 billion $3.51 billion $158.73 million	None	None
	Deborah Vargo	10 RICs 129 other accounts	$3.05 billion $1.77 billion	None	$1 – $10,000(a)
NY Intermediate Municipal Bond Fund	Paul Fuchs	10 RICs 7 other accounts	$3.06 billion $52.45 million	None	None	Columbia Management	Columbia Management
	Anders Myhran(o)	5 RICs 4 PIVs 4 other accounts	$2.24 billion $3.51 billion $158.73 million	None	None
	Deborah Vargo	10 RICs 129 other accounts	$3.06 billion $1.77 billion	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a) Excludes any notional investments.
(b) Notional investments through a deferred compensation account.
(o) The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of March 31, 2019.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_023_(05/19)
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